Deposits	6 Months Ended	9 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Banking And Thrift [Abstract]
Deposits

Note 8—Deposits

Deposits are summarized as follows:

	June 30, 2014		December 31, 2013
	Carrying Amount	Weighted Average Rate	Carrying Amount	Weighted Average Rate
	(Dollars in thousands)

Non-interest-bearing checking	$276,829	—%	$259,926	—%
Interest-bearing checking	286,268	0.05	301,956	0.07

Total checking accounts	563,097	0.03	561,882	0.04
Money market accounts	461,114	0.19	468,461	0.19
Regular savings	316,196	0.10	293,159	0.10
Advance payments by borrowers for taxes and insurance	40,008	0.19	822	0.21
Certificates of deposit:
0.00% to 0.99%	405,937	0.32	457,407	0.33
1.00% to 1.99%	71,293	1.27	67,762	1.28
2.00% to 2.99%	15,595	2.37	16,116	2.37
3.00% to 3.99%	—	—	7,310	3.59
4.00% and above	—	—	2,374	4.24

Total certificates of deposit	492,825	0.52	550,969	0.57

Total deposits	$1,873,240	0.21%	$1,875,293	0.24%

Annual maturities of certificates of deposit outstanding at June 30, 2014 are summarized as follows:

Amount
(In thousands)
Matures During Year Ending December 31:
2014	$174,569
2015	196,475
2016	64,571
2017	28,442
2018	21,207
2019	7,561

Total	$492,825

At June 30, 2014 and December 31, 2013, certificates of deposit with balances greater than or equal to $100,000 totaled $78.2 million and $88.7 million, respectively.

The Bank has entered into agreements with certain brokers that will provide deposits obtained from their customers at specified interest rates for an identified fee, or so called “brokered deposits.” The Bank had no brokered deposits at June 30, 2014 and December 31, 2013. There were no out of network certificates of deposit at June 30, 2014 and December 31, 2013. These deposits, which are not considered brokered deposits, are opened via internet listing services and are kept within FDIC insured balance limits.

Note 9—Deposits

Deposits are summarized as follows:

	December 31, 2013		March 31, 2013
		Weighted		Weighted
	Carrying	Average	Carrying	Average
	Amount	Rate	Amount	Rate
	(Dollars in thousands)
Non-interest-bearing checking	$259,926	—%	$267,732	—%
Interest-bearing checking	301,956	0.07	295,478	0.08

Total checking accounts	561,882	0.04	563,210	0.04
Money market accounts	468,461	0.19	491,330	0.19
Regular savings	293,159	0.10	290,705	0.10
Advance payments by borrowers for taxes and insurance	822	0.10	20,804	0.10
Certificates of deposit:
0.00% to 0.99%	457,407	0.33	519,909	0.39
1.00% to 1.99%	67,762	1.28	92,164	1.23
2.00% to 2.99%	16,116	2.37	17,628	2.37
3.00% to 3.99%	7,310	3.59	12,433	3.58
4.00% and above	2,374	4.24	16,842	4.38

Total certificates of deposit	550,969	0.57	658,976	0.72

Total deposits	$1,875,293	0.24%	$2,025,025	0.31%

Annual maturities of certificates of deposit outstanding at December 31, 2013 are summarized as follows:

Matures During Year Ending December 31	Amount
(In thousands)
2014	$380,889
2015	87,820
2016	33,166
2017	27,240
2018	21,854

Total	$550,969

At December 31, 2013 and March 31, 2013, certificates of deposit with balances greater than or equal to $100,000 totaled $88.7 million and $109.5 million, respectively.

The Bank has entered into agreements with certain brokers that will provide deposits obtained from their customers at specified interest rates for an identified fee, or so called “brokered deposits.” At December 31, 2013 and March 31, 2013, the Bank had zero and $100,000, respectively, in brokered deposits. Due to existing capital levels, the Bank is currently prohibited from obtaining or renewing any brokered deposits. There were no out of network certificates of deposit at December 31, 2013 and March 31, 2013. These deposits, which are not considered brokered deposits, are opened via internet listing services and are kept within FDIC insured balance limits.